Lease Transactions (Profit or Loss of Lease Transactions as a Lessor) (Detail) ¥ in Millions	6 Months Ended
Sep. 30, 2019 JPY (¥)
Financing leases:
Finance income on net investment	¥ 59,058
Operating leases:
Lease income	1,917
Total	¥ 60,975